10. Financial instruments (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost		$ 8,774,344
Financial assets at fair value through profit or loss	$ 3,381,550	4,366,675
Financial instruments		13,161,467
Interest income
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	671,783	453,804	$ 362,558
Financial assets at fair value through profit or loss	0	0	0
Financial instruments	671,783	453,804	362,558
Exchange differences
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	2,866,396	229,100	178,191
Financial assets at fair value through profit or loss	0	0	5,830
Financial instruments	2,866,396	229,100	184,021
Bank fees and expenses
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	(8,509)	(2,883)	(5,928)
Financial assets at fair value through profit or loss	0	0	0
Financial instruments	(8,509)	(2,883)	(5,928)
Changes in fair value of financial assets
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	0	0	0
Financial assets at fair value through profit or loss	746,532	474,896	781,486
Financial instruments	746,532	474,896	781,486
Adjustment to present value
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	(327)	(431)	(485)
Financial assets at fair value through profit or loss	0	0	5,799
Financial instruments	(327)	(431)	5,314
Total
SummaryOfFinancialInstrumentsLineItems [Line Items]
Financial assets at amortized cost	3,529,343	679,590	534,336
Financial assets at fair value through profit or loss	746,532	474,896	793,115
Financial instruments	$ 4,275,875	$ 1,154,486	$ 1,327,451